Share Capital and Reserves - Summary of Final and Interim Dividend (Detail) - € / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [Line Items]
Number of shares	2,563,542	6,544,869	5,345,402
Final Dividends [member]
Disclosure of classes of share capital [Line Items]
Number of shares	433,046	5,301,827	5,056,633
Price per share	€ 33.08	€ 24.69	€ 24.60
Interim Dividends [member]
Disclosure of classes of share capital [Line Items]
Number of shares	2,130,496	1,243,042	288,769
Price per share	€ 29.24	€ 29.41	€ 26.16